Income Taxes - Undistributed Earnings and Foreign Location Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 204	$ 163	$ 127
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per share)	$ 36	$ 28	$ 22
Previously undistributed earnings from non-U.S. subsidiaries permanently reinvested	$ 17,700
Reinvested earnings that may be repatriated from non-U.S. subsidiaries	5,500
Undistributed earnings from non-U.S. subsidiaries permanently reinvested	$ 12,200